Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	21,027,592
Proposed Maximum Offering Price per Unit	2.12
Maximum Aggregate Offering Price	$ 44,578,495.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,156.29
Offering Note	1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities that may be offered or issued pursuant to the Goldgroup Mining Inc. Omnibus Plan as a result of adjustments for stock dividends, stock splits, and similar changes. Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high ($2.21) and low ($2.03) prices of the common shares of Goldgroup Mining Inc. as quoted on the NYSE American LLC on August 3, 2026.